UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:  811-09943

                                 PITCAIRN FUNDS
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                 Exact name of registrant as specified in charter)


                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                            Jenkintown, PA 19046-3593
                    (Address of Principal Executive Offices)
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              (Address of principal executive offices) (Zip code)


                                Alvin A. Clay III
                             Pitcairn Trust Company
                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                            Jenkintown, PA 19046-3593
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                      (Name and address of agent for service)

Registrant's telephone number, including area code: (215) 881-6116

Date of fiscal year end: 10/31

Date of reporting period: 7/1/2003 - 6/30/2004

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ITEM 1. PROXY VOTING RECORD:

Pitcairn Funds recently merged into the Constellation Funds, with the Constellation Funds surviving. The voting record of the Pitcairn Funds is disclosed on the Form N-PX of Constellation Funds.

Constellation Funds' File numbers and CIK are:
File No. 33-70958
File No. 811-8104
CENTRAL INDEX KEY:  0000914243


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PITCAIRN FUNDS

By (Signature and Title)* /s/ Alvin A. Clay III
                          ---------------------
                          Alvin A. Clay III
                          President And Chief Executive Officer

Date August 31, 2004
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* Print the name and title of each signing officer under his or her signature.